REVERSE RECAPITALIZATION - Schedule of Allocation of Earn-Out Shares (Details) - shares				2 Months Ended
	Sep. 12, 2022	Sep. 07, 2022	Jul. 18, 2022	Sep. 30, 2022	Sep. 30, 2022
Schedule Of Reverse Recapitalization [Line Items]
Merger earn-out shares (in shares)			9,000,000	9,000,000	1,100,000
Employee
Schedule Of Reverse Recapitalization [Line Items]
Merger earn-out shares (in shares)		900,000	6,000,000
Investor
Schedule Of Reverse Recapitalization [Line Items]
Merger earn-out shares (in shares)			500,000
Non-employee
Schedule Of Reverse Recapitalization [Line Items]
Merger earn-out shares (in shares)	200,000
Unallocated shares
Schedule Of Reverse Recapitalization [Line Items]
Merger earn-out shares (in shares)				1,400,000